iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2024

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 94.94%

CO-INVESTMENTS (a) - 50.64%

SYNDICATED CO-INVESTMENTS - 14.77%
Durational Consumer SPV IV GP, L.P. (c) *	Americas	$ 2,249,567	$ 1,963,072	0.24%	2/8/2022
Independence Energy Investors L.P. (b) *	Americas	413,406	483,489	0.06%	2/26/2018
KKR Atlantic Co-Invest L.P. *	Americas	10,000,000	10,990,964	1.36%	7/22/2022
KKR Banff Co-Invest L.P. *	Americas	10,000,000	22,988,297	2.85%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	Europe	6,435,450	8,612,522	1.07%	10/3/2017
KKR Cape Co-Invest L.P. *	Americas	5,100,226	5,597,650	0.69%	11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	Americas	257,674	262,067	0.03%	7/14/2020
KKR Gamma Co-Invest L.P. *	Americas	2,465,347	2,333,553	0.29%	8/29/2022
KKR Inception Co-Invest, L.P. *	Europe	11,920,252	13,160,858	1.63%	1/3/2023
KKR Olympus Co-Invest, L.P. *	Europe	5,170,423	6,196,779	0.77%	10/18/2022
KKR Pegasus Co-Invest L.P. *	Europe	5,098,500	5,996,268	0.74%	7/7/2022
KKR Renovate Co-Invest L.P. *	Asia	5,000,000	4,868,283	0.60%	3/21/2022
KKR Sigma Co-Invest L.P. *	Europe	7,500,000	11,949,076	1.48%	6/11/2018
KKR Sprint Co-Invest L.P. *	Europe	3,153,447	(11,759)	0.00%	9/27/2022
LC Sports Pte. Ltd. (c) *	Asia	2,282,797	1,029,172	0.13%	11/2/2018
Nutraceutical Investco LP (c) *	Americas	1,613,126	872,881	0.11%	7/15/2019
Uno Co-Invest L.P.	Americas	4,950,000	20,027,747	2.48%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c) *	Americas	1,563,652	1,937,596	0.24%	9/23/2021
TOTAL SYNDICATED CO-INVESTMENTS		$ 85,173,867	$ 119,258,515	14.77%

DIRECT ACCESS CO-INVESTMENTS - 35.87%
KKR Prosvasi 2022 L.P. *	Global	$ 55,415,133	$ 64,642,847	8.01%	10/26/2022
KKR Prosvasi 2022 AIV L.P. (b) *	Americas	9,490,000	10,418,456	1.29%	3/10/2023
Vista Prosvasi 2023, L.P. *	Americas	101,048,682	113,412,612	14.04%	7/20/2023
Warburg Pincus Prosvasi 2023 (Cayman), L.P. *	Global	23,505,368	26,045,138	3.23%	8/9/2023
Warburg Pincus Prosvasi 2023 (E&P), L.P. (b) *	Americas	4,232,334	4,766,957	0.59%	8/9/2023
Warburg Pincus Prosvasi 2023, L.P. *	Global	60,973,593	70,325,253	8.71%	8/9/2023
TOTAL DIRECT ACCESS CO-INVESTMENTS		254,665,110	289,611,263	35.87%

TOTAL CO-INVESTMENTS		339,838,977	408,869,778	50.64%

INVESTMENT FUNDS (a) - 43.94%

PRIMARY INVESTMENTS - 28.73%
Bridge Growth Partners (Parallel), L.P. (c) *	Americas	$ 623,135	$ 1,015,746	0.12%	2/23/2016
KKR Americas Fund XII L.P.	Americas	57,967,884	83,237,348	10.31%	3/31/2017
KKR Asian Fund III L.P.	Asia	48,511,956	79,160,964	9.80%	3/31/2017
KKR European Fund IV L.P.	Europe	2,917,318	3,593,122	0.45%	12/17/2015
KKR European Fund V (USD) SCSp	Europe	27,160,612	31,856,305	3.95%	11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Americas	12,797,513	16,193,716	2.01%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b) *	Americas	5,012,036	7,012,016	0.87%	7/11/2019
L Catterton Asia 3 LP (c) *	Asia	2,316,425	1,756,003	0.22%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c)	Americas	453,595	384,873	0.05%	3/31/2017
Providence Strategic Growth Europe L.P. (b,c) *	Europe	1,334,051	1,591,366	0.20%	11/11/2019
RB Equity Fund II-A, L.P. (c) *	Americas	983,249	1,638,433	0.20%	12/3/2018
The Resolute Fund IV, L.P. (c)	Americas	748,108	2,337,560	0.29%	9/28/2018
Warburg Pincus (Callisto) Global Growth (Cayman) 14, L.P.*	Global	347,489	419,757	0.05%	8/25/2023
Warburg Pincus Global Growth 14 (E&P)-1, L.P. *	Global	92,016	98,211	0.01%	8/25/2023
Warburg Pincus Global Growth 14, L.P. (c)	Global	1,592,939	1,622,539	0.20%	8/25/2023
TOTAL PRIMARY INVESTMENTS		162,858,326	231,917,959	28.73%

SECONDARY INVESTMENTS - 15.21%
AEA EXC CF LP (c) *	Americas	$ 4,644,011	$ 4,703,841	0.58%	8/11/2022
Bain Capital Empire Holdings, L.P. (c) *	Americas	4,377,604	4,972,725	0.62%	10/28/2022
Charles River Partnership XIII, L.P. (c) *	Americas	29,180	213,365	0.03%	6/29/2018
Eurazeo Capital IV A SCSp (c)	Europe	2,221,968	2,336,325	0.29%	1/28/2019
Eurazeo Capital IV D SCSp (c) *	Europe	923,029	481,178	0.06%	1/28/2019
Foundation Capital V, L.P. (c) *	Americas	3,410	183,981	0.02%	6/29/2018
Foundation Capital VI, L.P. (c) *	Americas	161,147	256,388	0.03%	6/29/2018
Foundation Capital VII, L.P. (c) *	Americas	418,264	793,485	0.10%	6/29/2018
Foundation Capital VIII, L.P. (c) *	Americas	716,707	5,221,832	0.65%	6/29/2018
GA Continuity Fund I, L.P. (c)	Americas	4,392,406	5,979,371	0.74%	6/22/2021
Icon Partners V, L.P. (c)	Americas	4,490,808	6,011,365	0.74%	12/22/2021
KKR Asian Fund L.P. *	Asia	1,757,641	(257,750)	-0.03%	12/29/2016

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 15.21%
KKR Asian Fund (Ireland III MIT) I L.P. *	Asia	$ 1,088,708	$ 271,055	0.03%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Asia	3,197,560	1,606,250	0.20%	9/30/2017
KKR China Growth Fund, L.P.	Asia	6,283,321	1,403,898	0.17%	6/29/2018
KKR European Fund III, Limited Partnership *	Europe	1,623,115	884,648	0.11%	12/31/2015
KKR Gaudi Investors L.P. *	Europe	8,626,190	9,606,778	1.19%	5/4/2017
KKR Indigo Equity Partners A L.P. (b) *	Americas	15,338,776	15,175,793	1.87%	6/8/2022
KKR Lending Partners II L.P. (b)	Americas	1,499,997	655,206	0.08%	3/31/2017
KKR North America Fund XI L.P. (b)	Americas	15,532,756	8,397,057	1.04%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,158,120	96,221	0.01%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Americas	14,185,100	8,815,753	1.09%	5/31/2018
L Catterton VIII Offshore, L.P. (b,c)	Americas	2,971,873	2,593,150	0.32%	9/27/2019
Lime Rock Partners IV AF, L.P. (c)	Americas	4,870,367	10,873,702	1.35%	6/21/2018
Menlo Ventures X LP *	Americas	2,493,985	88,255	0.01%	12/31/2017
Menlo Ventures XI LP *	Americas	4,951,686	931,059	0.12%	12/31/2017
Pegasus WSJLL Fund, L.P. (c) *	Americas	5,215,416	6,291,176	0.78%	12/14/2021
Pueblo Co-Invest-A LP (c)	Americas	3,092,884	5,888,813	0.73%	6/25/2019
RB Equity Fund I-A LP (c) *	Americas	3,488,714	9,615,553	1.19%	12/31/2018
The Resolute II Continuation Fund, L.P. (c)	Americas	1,552,111	2,312,670	0.29%	8/31/2018
Warburg Pincus XI (Asia), L.P. (c) *	Asia	5,374,767	3,514,859	0.44%	9/30/2017
WP DVT, L.P. (c) *	Americas	2,094,000	2,391,272	0.30%	3/11/2022
Yorktown Energy Partners IX, L.P. (b,c)	Americas	286,197	153,829	0.02%	9/30/2018
Yorktown Energy Partners VIII, L.P. (b,c)	Americas	486,043	101,694	0.01%	9/30/2018
Yorktown Energy Partners X, L.P. (b,c)	Americas	437,278	278,711	0.03%	9/30/2018
TOTAL SECONDARY INVESTMENTS		129,985,139	122,843,508	15.21%

TOTAL INVESTMENT FUNDS		$ 292,843,465	$ 354,761,467	43.94%

EQUITY INVESTMENTS - 0.36%
PREFERRED STOCKS (a) - 0.36%
FINANCIAL - 0.25%
New York Digital Investment Group, LLC (b,c) *	Americas	2,000,000	2,000,000	0.25%	2/25/2022

INFORMATION TECHNOLOGY - 0.11%
InvestX DSF Holdings XXIII LLC (c) *	Americas	2,081,170	876,096	0.11%	2/16/2022

TOTAL PREFERRED STOCKS		$ 4,081,170	$ 2,876,096	0.36%

TOTAL INVESTMENT INTERESTS		$ 636,763,612	$ 766,507,341	94.94%

SHORT-TERM INVESTMENT - 5.65%
MONEY MARKET FUND - 5.65%	Shares
Fidelity Treasury Portfolio - Class I 5.19%^^ (b)	44,902,050	44,902,050	44,902,050	5.56%
Fidelity Government Portfolio Institutional Class 5.25% ^^	751,817	751,817	751,817	0.09%
TOTAL SHORT-TERM INVESTMENTS		$ 45,653,867	$ 45,653,867	5.65%

TOTAL INVESTMENTS - 100.59% (Cost - $ 682,417,479) (d)			$ 812,161,208
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.59%)			(4,779,474)
NET ASSETS - 100.00%			$ 807,381,734

* Non-income producing.
^^ Yield disclosed is the seven day effective yield as of June 30, 2024.
(a) Securities restricted to resale represents $766,507,341 or 94.94% of net assets.
(b) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) The fair value of total investments consists of the following regions (excluding short-term investments):

	Cost	Fair Value	% of Net Assets
Americas	$ 334,939,544	$ 413,747,396	51.25%
Asia	75,813,175	93,352,734	11.56%
Global	141,926,538	163,153,745	20.21%
Europe	84,084,355	96,253,466	11.92%
Total Investments	636,763,612	766,507,341	94.94%